RATE-REGULATED BUSINESSES - Narrative (Details) CAD in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2016	Mar. 31, 2016 USD ($)	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2014 CAD	Dec. 31, 2013 USD ($)
Public Utilities, General Disclosures [Line Items]
After-tax annual contribution to reduce revenue requirement | CAD					CAD 20
Fixed toll term (in years)			6 years
Columbia Gas Transmission
Public Utilities, General Disclosures [Line Items]
Maximum cost recovery and return on investment | $		$ 1,100,000,000.0				$ 1,500,000,000.0
Cost recovery and return on investment, recognition period (in years)						5 years
Cost recovery and return on investment, additional period (in years)		3 years
Canadian Regulated Operations | Canadian Mainline
Public Utilities, General Disclosures [Line Items]
Approved ROE on deemed common equity (percent)					10.10%
Deemed common equity (percent)					40.00%
National Energy Board | 2015 Revenue Requirement Settlement | NGTL System
Public Utilities, General Disclosures [Line Items]
Approved ROE on deemed common equity (percent)	10.10%
Deemed common equity (percent)	40.00%
Approved composite depreciation rate	3.16%			3.10%
Period of settlement (in years)				1 year
National Energy Board | 2015 Revenue Requirement Settlement | NGTL System | Canadian Regulated Operations
Public Utilities, General Disclosures [Line Items]
Approved ROE on deemed common equity (percent)				10.10%
Deemed common equity (percent)				40.00%